FINANCIAL INSTRUMENTS	12 Months Ended
Mar. 31, 2013
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

10.       FINANCIAL INSTRUMENTS

Fair value estimates and information about valuation methodologies regarding financial instruments are as follows:

Quoted market prices, where available, are used to estimate the fair values of financial instruments. In the absence of quoted market prices, fair values for such financial instruments are estimated using an income approach, based on discounted cash flows, or other valuation techniques.

Cash and cash equivalents, Short-term investment, Trade receivables, Trade payables and Short-term debt

The carrying amount approximates the fair value because of the short maturity of these instruments.

Long-term debt

The fair value of bank borrowings is estimated based on the present value of future cash flows using the Company’s borrowing rate for the same contractual terms.

The fair value of the convertible notes is estimated based on the quoted market price of the Company’s equity shares multiplied by the number of equity shares issued if converted on the balance sheet date as the Company’s share price was higher than the conversion price.

	Thousands of Yen
	2012		2013
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets:
Cash and cash equivalents	¥2,410,304	¥2,410,304	¥1,195,142	¥1,195,142
Short-term investment	—	—	100,820	100,820
Trade receivables:
Trade accounts receivable	984,562	984,562	1,154,773	1,154,773
Receivables from related party	2,833	2,833	3,991	3,991

Liabilities:
Trade payables:
Trade accounts payable	436,852	436,852	504,637	504,637
Payables to related party	5,284	5,284	861	861
Short-term debt	62,500	62,500	—	—
Long-term debt:
Bank borrowings	430,000	432,214	622,500	624,493
Convertible notes	106,700	2,558,465	—	—

Refer to Note 8 for fair value of the life insurance pooled investment portfolios and Note 12 for fair values of equity securities and derivative financial instruments.

The level of the fair value hierarchy within the fair value measurement of cash equivalents is Level 1 and that of short-term investments, short-term debt and long-term debt is Level 2.

Significant Customersand Concentration of Credit Risk — Trade accounts receivable from the Company’s three largest customers accounted for approximately 78.6% and 70.8% of the Company’s trade accounts receivable as of March 31, 2012 and 2013, respectively.

The Company conducts business based on periodic evaluations of the customers’ financial conditions and generally does not require collateral to secure their obligations to the Company. The Company does not believe a significant risk of loss exists from a concentration of credit.